THRIVENT MUTUAL FUNDS
Registrant CIK 0000811869
Form N-CEN for
Fiscal Year Ended 10/31/2024
PART G: Attachments
Item G.1.a.vi: Other information required to be included as an attachment (unaudited)
Supplemental Proxy Information
A special meeting of shareholders of Thrivent Low Volatility Equity Fund was adjourned on June 27, 2024, and August 1, 2024, and reconvened on October 17, 2024. Shareholders considered and approved an Agreement and Plan of Reorganization providing for the reorganization of Thrivent Low Volatility Equity Fund into Thrivent Global Stock Fund. The results of the meeting were as follows:
Supplemental Proxy Information
A special meeting of shareholders of Thrivent Multidimensional Income Fund was held on June 27, 2024, and adjourned to August 1, 2024. Shareholders considered and approved an Agreement and Plan of Reorganization providing for the reorganization of Thrivent Multidimensional Income Fund into Thrivent Opportunity Income Plus Fund. The results of the meeting were as follows:
Shares Outstanding (as of Record Date): 1,892,182.34
Total Shares Voted: 1,410,197.462
Percentage of Shares Voted: 74.528%
Vote Total Shares Voted Percentage of Shares
Voted
Percentage of Shares
Outstanding
For: 1,236,527.507 87.685% 65.349%
Against: 103,913.405 7.369% 5.492%
Abstain: 69,756.550 4.947% 3.687%
Shares Outstanding (as of Record Date): 5,902,808.66
Total Shares Voted: 3,007,079.606
Percentage of Shares Voted: 50.943%
Vote Total Shares Voted Percentage of Shares
Voted
Percentage of Shares
Outstanding
For: 2,810,062.345 93.448% 47.606%
Against: 98,460.744 3.274% 1.668%
Abstain: 98,556.517 3.277% 1.670%